SCHEDULE OF EMPLOYEE GRATUITY PLANS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Projected benefit obligation, beginning balance	$ 104,573	$ 85,594
Obligation related to acquired companies upon acquisition	15,906
Service cost	25,227	10,746
Interest cost	6,518	5,595
Benefits paid	(14,326)	(19,033)
Actuarial gain (loss) on the Obligation	(3,517)	23,761
Effect of exchange rate changes	(2,136)	(2,090)
Projected benefit obligation, ending balance	132,245	104,573
Unfunded amount - non-current	117,012	94,023
Unfunded amount - current	15,233	10,550
Total accrued liability	$ 132,245	$ 104,573
The weighted average actuarial assumptions used to determine benefit obligations and net periodic gratuity cost : Discount rate	6.30%	5.55%
The weighted average actuarial assumptions used to determine benefit obligations and net periodic gratuity cost : Rate of increase in compensation levels	10.00%	10.00%
Other Long-term Employee Benefits - Leave Encashment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Projected benefit obligation, beginning balance	$ 42,424	$ 33,070
Obligation related to acquired companies upon acquisition	13,133
Service cost	14,517	10,746
Interest cost	2,295	5,595
Benefits paid	(3,258)	(2,212)
Actuarial gain (loss) on the Obligation	(6,688)	(3,969)
Effect of exchange rate changes	(982)	(806)
Projected benefit obligation, ending balance	61,441	42,424
Unfunded amount - non-current	51,686	37,306
Unfunded amount - current	9,755	5,118
Total accrued liability	$ 61,441	$ 42,424
The weighted average actuarial assumptions used to determine benefit obligations and net periodic gratuity cost : Discount rate	6.30%	5.55%
The weighted average actuarial assumptions used to determine benefit obligations and net periodic gratuity cost : Rate of increase in compensation levels	10.00%	10.00%
Components of Net Period Benefit Costs [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Service cost	$ 25,227	$ 10,746
Interest cost	6,518	5,595
Actuarial gain (loss) on the Obligation	(3,517)	23,761
Components of net period benefit costs	28,228	40,102
Components of Net Period Benefit Costs [Member] | Other Long-term Employee Benefits - Leave Encashment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Service cost	14,517	10,746
Interest cost	2,295	5,595
Actuarial gain (loss) on the Obligation	(6,688)	(3,969)
Components of net period benefit costs	$ 10,124	$ 12,372